Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 5 - Commitments and Contingencies

On December 12, 2012, we concluded negotiations on a debt settlement agreement by and among the Company, Phoenix Productions and Entertainment Group ("PPEG"), Action Media Group, LLC ("Action Media") and Spirit Bear Limited ("Spirit Bear") (PPEG and Action Media collectively, the "Debt Holders"). The Debt Holders were to return to escrow a total of 4,676,000 shares of our common stock. 3,676,000 of these shares were returned and cancelled on January 14, 2013, following our filing a registration statement with the SEC on January 11, 2013. The remaining 1,000,000 shares will be purchased by the Company or a nominee of the Company at $0.40 per share (or $400,000) at the rate of $10,000 per month commencing within 90 days of the Company achieving $1,000,000 in gross revenues for products or services from business operations. PPEG and Action Media will divide the $400,000 on a pro rata basis, based on each company's respective amount of debt forgiven. The historical cost of the shares held in escrow are reflected in equity on the balance sheets as common stock held in escrow.

Effective June 1, 2015, we executed a First Amendment to Settlement Agreement (the "Amendment") with Spirit Bear and the parties identified as the assignees of Spirit Bear who are signatories to the Amendment, which amends certain provisions of our original Settlement Agreement with Spirit Bear. In accordance with the terms of the Amendment, Jay Palmer, Carrie Dwyer and Donica Holt, the Spirit Bear holdover directors, tendered their resignation from the Board of Directors of the Company. Spirit Bear also agreed that it will no longer have any rights to appoint nominees to the Board of Directors. Pursuant to the Amendment, the Company agreed to file a registration statement on Form S-1 covering an aggregate of 14,028,385 shares of common stock, preferred stock and warrants on behalf of Spirit Bear and its assignees no later than July 15, 2015, which was filed with the SEC on July 15, 2015. A representative of Spirit Bear agreed that the obligation to register the shares on a Form S-1 need only include shares of common stock and shares of common stock issuable upon conversion of the Preferred Stock and exercise of the warrants held by Spirit Bear and its assignees. The Company agreed to issue replacement warrants for certain previously-issued warrants, which will be canceled in connection with the replacement issuance. Within 10 business days of June 1, 2015, the parties agreed to dismiss all of the pending litigation between and among them. On August 28, 2015, the parties filed a stipulation to dismiss the direct claims of the Company against Spirit Bear and of Spirit Bear against the Company in the Nevada Lawsuit. By order dated September 1, 2015, and filed September 2, 2015, the court ordered dismissal of all direct claims in the Nevada Lawsuit.

Additionally, on February 20, 2015, the Court issued its preliminary approval to the derivative action settlement agreement (the "DASA'), which would lead to the ultimate dismissal of the derivative suit also filed by Spirit Bear in the same action. The Court has scheduled a fairness hearing for November 20, 2015, to consider giving its final approval to the DASA. No shareholder filed any objections to the DASA by April 30, 2015, which was the deadline established by the Court for filing objections. On October 22, 2015, however, Peak Finance, LLC ("Peak Finance") filed a Motion to Intervene in the action seeking, among other things, approval to file a new derivative Complaint in this matter. The Company has opposed this Motion.

On August 31, 2015, the Company received notice of a summons in the matter styled Peak Finance, Derivatively on Behalf of Nominal Defendant, HPEV, Inc. v. Hassett, et al., No. 2:15-cv-01590-GMN-CWH, filed in the United States District Court for the District of Nevada (the "Peak Finance Claim"). Plaintiff Peak Finance, LLC ("Peak Finance") alleges that certain members of the Company's Board of Directors and officers caused a misleading proxy statement to issue and breached alleged fiduciary duties from and after June 18, 2013. Peak Finance further alleges that its claim is related to the Spirit Bear Lawsuit described above. The Company has not determined that there is any merit to the allegations, and has decided to submit the claims to an Independent Director Committee consisting of Directors Christopher McKee, Richard J. "Dick" Schul, and Donald Bowman for their review and consideration. Additionally, on September 28, 2015, the Company filed a motion to dismiss the initial Complaint filed by Peak Finance. On October 22, 2015, rather than oppose the motion to dismiss, Peak Finance filed an amended complaint in this case in addition to the Motion to Intervene in the pending Spirit Bear litigation set forth above. On November 9, 2015, the Company filed a new motion to dismiss the first amended complaint filed by Peak Finance on October 22, 2015. No hearing is presently scheduled on this matter.

From time to time, we may be a party to other legal proceedings. Management currently believes that the ultimate resolution of these other matters, if any, and after consideration of amounts accrued, will not have a material adverse effect on our consolidated results of operations, financial position, or cash flow.

On December 12, 2012, we concluded negotiations on a debt settlement agreement by and among the Company, Phoenix Productions and Entertainment Group (“PPEG”), Action Media Group, LLC (“Action Media”) and Spirit Bear Limited (“Spirit Bear”) (PPEG and Action Media collectively, the “Debt Holders”). PPEG and Action Media were significant shareholders in our predecessor company and Spirit Bear is a related party through voting rights. The Debt Holders were to return to escrow a total of 4,676,000 shares of our common stock. 3,676,000 of these shares were returned and cancelled on January 14, 2013, following our filing a registration statement with the SEC on January 11, 2013. The remaining 1,000,000 shares will be purchased by the Company or a nominee of the Company at $0.40 per share (or $400,000) at the rate of $10,000 per month commencing within 90 days of the Company achieving $1,000,000 in gross revenues for products or services from business operations. PPEG and Action Media will divide the $400,000 on a pro rata basis, based on each company’s respective amount of debt forgiven. The historical cost of the shares held in escrow are reflected in equity on the balance sheets as common stock held in escrow.

We are a party to various legal proceedings with Spirit Bear, which we are defending vigorously. At this time we cannot predict the outcome or estimate the cost to us, if any. Accordingly, we have not recorded any expense or liability associated with these proceedings. If these proceedings are not resolved in our favor, in future periods there may be an impact to our results of operations and financial position.

In January 2015, we entered into a comprehensive settlement agreement with Spirit Bear and its affiliates and assignees which, upon the purchase by the Company or its designee of certain specified securities held by Spirit Bear on a date and at an amount specified in the agreement, would permanently resolve, settle, dismiss, and release all actual and potential claims among them (except for breaches under the settlement agreement itself, if any were to arise) without liability therefor. Attached to the January 28, 2014 settlement agreement was a Derivative Action Settlement Agreement related to shareholder derivative claims filed by Spirit Bear. As indicated in the Derivative Action Settlement Agreement, the parties agreed, subject to receiving Court approval, to settle the derivative action filed by Spirit Bear against the Management Directors. The Court has given preliminary approval to the settlement of the derivative lawsuit, approved a Notice to Shareholders, and set April 30, 2015 as the deadline for filing any objections to the derivative suit settlement agreement.

From time to time, we may be a party to other legal proceedings. Management currently believes that the ultimate resolution of these matters, and after consideration of amounts accrued, will not have a material adverse effect on our consolidated results of operations, financial position, or cash flow.